Loan from Lessor (Tables)	9 Months Ended
Sep. 30, 2021
Loan from Lessor
Schedule of financial liability

The following table sets forth the finance liability (in thousands):

September 30,
2021
Loan from lessor	1,259
Total Loan from lessor	1,259
Less: Loan from lessor, current portion	(159)
Total Loan from lessor, net of current portion	1,100